Description of the Company and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended				12 Months Ended
	Apr. 02, 2023 Segment	Apr. 02, 2023 USD ($)	Apr. 02, 2023 vote	Apr. 03, 2022 USD ($)	Jan. 01, 2023 USD ($) Employee	Jan. 01, 2023 USD ($) Employee Segment	Jan. 01, 2023 USD ($) Employee	Jan. 01, 2023 USD ($) Employee vote	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of employees | Employee					22,000	22,000	22,000	22,000
Number of business segments	3		3			3		3
Separation-related costs		$ 98		$ 10			$ 213		$ 0	$ 0
Operating lease, right-of-use asset					$ 110	$ 110	110	$ 110	126
Lease liability					$ 116	$ 116	116	$ 116	129
Operating lease costs							42		54	63
Lease payments							$ 43		$ 55	63
Remaining lease term (in years)					7 years	7 years	7 years	7 years	6 years
Weighted average discount rate, percent					2.30%	2.30%	2.30%	2.30%	3.00%
Advertising expense							$ 1,356		$ 1,461	1,230
Shipping and handling costs							322		305	295
Research and development costs		$ 89		$ 88			375		355	320
Currency transaction losses (gains)							$ 105		$ (16)	$ 16
Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)					34 years
Minimum | Patents, Trademarks and Customer Relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)					3 years
Minimum | Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)					20 years
Maximum | Patents, Trademarks and Customer Relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)					40 years
Maximum | Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)					40 years